Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Revenues, Based on the Customer’s Location

The Company provides services to customers worldwide, with the majority of revenues being derived from contracts with customers located within the United States. The table below presents the breakdown of the Company’s revenues, based on the customer’s location (in thousands).

	Nine Months Ended September 30,
	2025	2024
Customer locations
United States	$5,464	$6,458
Rest of the world	315	183
Total revenue	$5,779	$6,641

The Company provides services to customers worldwide, with the majority of revenues being derived from contracts with customers located within the United States. The table below presents the breakdown of the Company’s revenues, based on the customer’s location (in thousands).

	Year ended December 31,
	2024	2023
Customer locations
United States	$8,544	$7,165
Rest of the world	267	273
Total revenue	$8,811	$7,438

Schedule of Revenues, Based on the Customer’s Service Type

The table below presents the breakdown of the Company’s revenues, based on the customer’s service type (in thousands):

	Nine month ended September 30,
	2025	2024
Service type
AI Solutions (Products and Services)	$5,656	$6,641
AI education services	$123	-
Total revenue	$5,779	$6,641

The table below presents the breakdown of the Company’s revenues, based on the customer’s service type (in thousands):

	Year ended December 31,
	2024		2023
Service type
AI Solutions (Products and Services)	$8,811	(1)	$7,438	(1)
Total revenue	$8,811		$7,438

(1)	The revenue from the AI Solutions - Products is insignificant during the year ended December 31, 2024 and 2023.

Schedule of Contract Assets, Deferred Revenue and Unbilled Revenue

The opening and closing balances of contract assets, deferred revenue and unbilled revenue are as follows (in thousands):

	Contract asset	Deferred revenue	Unbilled Revenue
Ending balance as of December 31, 2023	$22	$21	$80
Increase/(decrease), net	5	33	33
Ending balance as of December 31, 2024	27	54	113
Increase/(decrease), net	(6)	(54)	(66)
Ending balance as of September 30, 2025	$21	-	$47

The opening and closing balances of contract assets, deferred revenue and unbilled revenue are as follows (in thousands):

	Contract asset	Deferred revenue	Unbilled Revenue
Ending balance as of December 31, 2022	36	192	90
Increase/(decrease), net	(14)	(171)	(10)
Ending balance as of December 31, 2023	22	21	80
Increase/(decrease), net	5	33	33
Ending balance as of December 31, 2024	27	54	113